Average Annual Total Returns		12 Months Ended	19 Months Ended
	Aug. 05, 2024	Dec. 31, 2023	Dec. 31, 2023
SEI Enhanced U.S. Large Cap Quality Factor ETF
Prospectus [Line Items]
Average Annual Return, Percent		22.62%	14.44%
Performance Inception Date	May 18, 2022
SEI Enhanced U.S. Large Cap Quality Factor ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		22.28%	14.10%
SEI Enhanced U.S. Large Cap Quality Factor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.60%	11.07%
SEI Enhanced U.S. Large Cap Momentum Factor ETF
Prospectus [Line Items]
Average Annual Return, Percent		16.29%	8.11%
Performance Inception Date	May 18, 2022
SEI Enhanced U.S. Large Cap Momentum Factor ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.03%	7.79%
SEI Enhanced U.S. Large Cap Momentum Factor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.81%	6.17%
SEI Enhanced U.S. Large Cap Value Factor ETF
Prospectus [Line Items]
Average Annual Return, Percent		21.94%	10.40%
Performance Inception Date	May 18, 2022
SEI Enhanced U.S. Large Cap Value Factor ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		21.29%	9.77%
SEI Enhanced U.S. Large Cap Value Factor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.38%	7.89%
SEI Enhanced Low Volatility U.S. Large Cap ETF
Prospectus [Line Items]
Average Annual Return, Percent		6.50%	4.84%
Performance Inception Date	May 18, 2022
SEI Enhanced Low Volatility U.S. Large Cap ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.94%	4.30%
SEI Enhanced Low Volatility U.S. Large Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.17%	3.66%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		26.29%	14.70%
Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		26.53%	14.75%